Financial Instruments	6 Months Ended
Jun. 30, 2015
Investments, All Other Investments [Abstract]
Financial Instruments
3.	Financial Instruments

a)	Fair Value Measurements

For a description of how the Partnership estimates fair value and for a description of the fair value hierarchy levels, see Note 4 in the Partnership’s audited consolidated financial statements filed with its Annual Report on Form 20-F for the year ended December 31, 2014. The following table includes the estimated fair value and carrying value of those assets and liabilities that are measured at fair value on a recurring and non-recurring basis, as well as the estimated fair value of the Partnership’s financial instruments that are not accounted for at fair value on a recurring basis.

		June 30, 2015		December 31, 2014
	Fair Value Hierarchy Level	Carrying Amount Asset (Liability) $	Fair Value Asset (Liability) $	Carrying Amount Asset (Liability) $	Fair Value Asset (Liability) $
Recurring:
Cash and cash equivalents and restricted cash	Level 1	316,464	316,464	298,898	298,898
Logitel contingent consideration (see below)	Level 3	(15,292)	(15,292)	(21,448)	(21,448)
Derivative instruments (note 7)
Interest rate swap agreements	Level 2	(194,252)	(194,252)	(216,488)	(216,488)
Cross currency swap agreements	Level 2	(140,557)	(140,557)	(120,503)	(120,503)
Foreign currency forward contracts	Level 2	(10,150)	(10,150)	(11,268)	(11,268)

Other:
Long-term debt - public (note 5)	Level 1	(669,277)	(637,129)	(689,157)	(656,899)
Long-term debt - non-public (note 5)	Level 2	(1,992,685)	(1,974,978)	(1,746,866)	(1,743,378)

Contingent consideration liability – In August 2014, the Partnership acquired 100% of the outstanding shares of Logitel Offshore Holding AS (Logitel), a Norway-based company focused on high-end Units for Maintenance and Safety (or UMS), from Cefront Technology AS (Cefront) for $4 million, which was paid in cash at closing, plus a potential additional amount of up to $27.6 million, depending on certain performance criteria, which is payable from mid-2015 to early-2018 (see note 12b).

The Partnership will owe an additional amount of up to $27.6 million if there are no yard cost overruns and no charterer late delivery penalties; the two unchartered UMS under construction are chartered above specified rates; and no material defects from construction are identified within one year after the delivery of each UMS. To the extent such events occur, the potential additional amount of $27.6 million will be reduced in accordance with the terms of the purchase agreement. The estimated fair value of the contingent consideration liability of $15.3 million at June 30, 2015 is the amount the Partnership expects to pay to Cefront discounted to its present value using a weighted average cost of capital rate of 11.5%. As of June 30, 2015, the amount of the expected payments for each UMS was based upon the status of the construction project for the remaining two UMS newbuildings, the state of the charter market for the remaining two UMS newbuildings, the expectation of potential material defects for each UMS, and, to a lesser extent, the timing of delivery of the remaining two UMS newbuildings. An increase (decrease) in the Partnership’s estimates of yard cost overruns, charterer late delivery penalties, material defects and the discount rate, as well as a decrease (increase) in the Partnership’s estimates of day rates at which it expects to charter the two unchartered UMS, will decrease (increase) the estimated fair value of the contingent consideration liability.

Changes in the estimated fair value of the Partnership’s contingent consideration liability relating to the acquisition of Logitel, which is measured at fair value on a recurring basis using significant unobservable inputs (Level 3), during the three and six months ended June 30, 2015 and 2014 are as follows:

	Three months ended		Six months ended
	June 30,		June 30,
	2015	2014	2015	2014
	Asset (Liability)		Asset (Liability)
	$	$	$	$
Balance at beginning of period	(21,562)	—	(21,448)	—
Settlement of liability	3,540	—	3,540	—
Adjustment to liability (note 12b)	2,569	—	2,569	—
Unrealized gain included in Other income - net	161	—	47	—

Balance at end of period	(15,292)	—	(15,292)	—

b)	Financing Receivables

The following table contains a summary of the Partnership’s financing receivables by type of borrower and the method by which the Partnership monitors the credit quality of its financing receivables on a quarterly basis:

	Credit Quality Indicator	Grade	June 30, 2015	December 31, 2014
			$	$
Direct financing leases	Payment activity	Performing	20,100	22,458